INVESTMENT IN MINING OPTION	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
INVESTMENT IN MINING OPTION
NOTE 4 – INVESTMENT IN MINING OPTION

On June 4, 2010, the Company made the first payment under an Option Agreement (as amended, the “Option Agreement”), dated as of April 23, 2010, among the Company and Core Values Mining & Exploration Company, a Cayman Islands corporation (“CVMEC”), and Core Values Mining & Exploration Company’s wholly owned Colombian subsidiary (collectively, “CVME”). The Option Agreement provided the Company with the right to acquire up to a 50% interest in a 164 hectare gold prospect, which is located approximately 10 kilometers southeast of the city of Manizales in Colombia (the “Toldafria Prospect”).

The Option Agreement provided that the Company may earn a 25% interest in the Toldafria Prospect at the end of the first year of the Option Agreement, by paying $2,300,000 on or prior to June 4, 2010, which the Company paid. The Company had the opportunity to earn an additional 15% interest in the Toldafria Prospect at the end of the second year (June 2011), by paying $2,650,000 within 30 business days after completion of the first year. Finally, the Company had the opportunity to earn a further 10% interest in the Toldafria Prospect at the end of the third year (June 2012), by paying an additional $3,050,000 within 30 business days after completion of the second year, for a total of $8,000,000 under the Option Agreement.

CVME contracted to acquire the Toldafria Prospect from the person believed to be the registered owner thereof pursuant to a purchase agreement to which the Company was not a party (the “Toldafria Purchase Agreement”).  CVME’s success in recording the transfer of the Toldafria Prospect, and therefore the Company’s earning of the interest therein, was contingent upon, among other things, approval of the relevant Colombian government authorities.

The Option Agreement provided that CVME carry out prospecting, exploration, development or other work as the operator on the Toldafria Prospect and CVME  would receive payment of $30,000 per month, out of the funds earmarked for exploration and development activity, for its administrative and overhead costs in such capacity.

The Option Agreement provided for certain mechanisms by which CVME may, after the end of the third year of the Option Agreement, elect to (1) acquire shares of the Company’s common stock in exchange for CVME’s interest in the Toldafria Prospect at market based valuations, or (2) form a separate joint venture corporation that would hold both CVME’s and the Company’s interests in the Toldafria Prospect, and operate pursuant to an agreement to be entered into at such time.

In May 2011, UGH entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Rio Novo. Pursuant to the Asset Purchase Agreement, UGH sold to Rio Novo all of its rights, title and interest in the Option Agreement, and all its interest in the Toldafria Prospect.

In connection with the sale of the rights, title and interest in the Option Agreement, Rio Novo paid to UGH a total amount of $902,035, of which $300,000 was paid in cash and $602,035 was settled in cash by way of refunding to UGH an amount in escrow.  Rio Novo also issued to the Company 500,000 of its ordinary shares, valued at $737,950.  Rio Novo has also agreed to deliver to UGH or its designee an additional 766,667 Rio Novo ordinary shares (“Contingent Sales Proceeds”) upon (1) the Caldas State Government Mining Delegation (Colombia) granting a concession, exploitation or exploration right or any renewal or extension of any such existing right to Nestor Gutierrez, CVME, CVMEC, Rio Novo or any of their affiliates in connection with the Toldafria Prospect having a term of not less than 20 years and (2) confirmation by CorpoCaldas (the Caldas State Environment Authority) that the project mineral rights are excluded from the alleged existing Reserva de Foresta Regional covering certain parts of the Toldafria Prospect area so as to allow exploration and mining activities within the area covered by the Toldafria Prospect.  Rio Novo now owns 100% of the Toldafria Prospect.

 The Company recognized a loss on the sale of sale of its rights, title and interest in the Option Agreement and its interest in the Toldafria Prospect of $660,015. The Company did not record the Contingent Sales Proceeds as of June 30, 2011 due to uncertainty regarding its ultimate realization. Upon receipt of the Contingent Sales Proceeds, if receipt were to occur, the Company would record the additional shares of Rio Novo at the fair market value as of the date of receipt and reduce the loss recognized on the sale.

NOTE 4 – INVESTMENT IN MINING OPTION

On June 4, 2010, the Company made the first payment under an Option Agreement (as amended, the “Option Agreement”), dated as of April 23, 2010, among the Company and Core Values Mining & Exploration Company, a Cayman Islands corporation and Core Values Mining & Exploration Company’s wholly owned Colombian subsidiary (collectively, “CVME”). The Option Agreement provides the Company with the right to acquire up to a 50% interest in a 164 hectare gold prospect, which is located approximately 10 kilometers south-east of the city of Manizales in Colombia (the “Toldafria Prospect”).

The Option Agreement provides that the Company may earn a 25% interest in the Toldafria Prospect at the end of the first year of the Option Agreement, by paying $2,300,000 on or prior to June 4, 2010, which the Company has paid. The Company may earn an additional 15% interest in the Toldafria Prospect at the end of the second year (June 2011), by paying $2,650,000 within 30 business days after completion of the first year. Finally, the Company may earn a further 10% interest in the Toldafria Prospect at the end of the third year (June 2012), by paying an additional $3,050,000 within 30 business days after completion of the second year, for a total of $8,000,000 under the Option Agreement.

CVME has contracted to acquire the Toldafria Prospect from the person believed to be the registered owner thereof pursuant to a purchase agreement to which the Company is not a party (the “Toldafria Purchase Agreement”).  CVME’s success in recording the transfer of the Toldafria Prospect, and therefore the Company’s earning of the interest therein, is contingent upon, among other things, approval of the relevant Colombian government authorities. In the event that CVME is not ultimately successful in meeting its obligations, or recording the transfer of the Toldafria Prospect free of encumbrances, pursuant to the Toldafria Purchase Agreement, CVME may not be able to deliver to the Company any property interests in the Toldafria Prospect that the Company earns pursuant to the Toldafria Option Agreement, as amended, and the Company would lose its investment.

The Option Agreement provides that CVME shall carry out prospecting, exploration, development or other work as the operator on the Toldafria Prospect and CVME shall receive payment of $30,000 per month, out of the funds earmarked for exploration and development activity, for its administrative and overhead costs in such capacity.

The $2,300,000 the Company paid to CVME during June 2010 is included in the consolidated balance sheet at December 31, 2010 as an “Investment in mining option” pending the transfer of the Toldafria Prospect.